Pension Plans and Other Postretirement Benefits - Net Periodic Benefit Cost (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28.9	$ 32.7	$ 31.7
Interest cost	55.9	50.2	52.4
Expected return on plan assets	(63.3)	(62.1)	(60.7)
Amortization of unrecognized prior service cost	(5.6)	(6.1)	(2.9)
Amortization of unrecognized transition asset	0.2	0.2	0.4
Recognized net actuarial loss/(gain)	14.5	7.7	2.9
Curtailment loss recognized	0.9	0	0
Special termination benefits recognized	9.6	0	0
Settlement loss recognized	5.2	0	3.2
Net periodic benefit cost	46.3	22.6	27.0
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.5	0.5	0.4
Interest cost	2.7	2.5	2.6
Expected return on plan assets	0	(0.1)	0
Amortization of unrecognized prior service cost	(2.7)	(2.7)	(2.5)
Amortization of unrecognized transition asset	0	0	0
Recognized net actuarial loss/(gain)	(1.3)	(1.5)	(1.6)
Curtailment loss recognized	0	0	0
Special termination benefits recognized	0	0	0
Settlement loss recognized	0	0	0
Net periodic benefit cost	$ (0.8)	$ (1.3)	$ (1.1)